Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	$ 1,057	$ 1,218
Deferred tax liabilities to be recovered within 12 months	185	6
Total deferred tax liabilities	1,242	1,224	$ 1,841
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	358	466
Deferred tax assets to be recovered within 12 months	116	129
Total deferred tax assets	474	595	$ 734
Net deferred tax liability	$ 768	$ 629